INTANGIBLE ASSETS (Details Narrative) (USD $)	6 Months Ended		8 Months Ended	0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	May 07, 2013 Patents	Apr. 23, 2013 Patents	Apr. 17, 2013 Patents Integer
Amortization expense	$ 475,680	$ 8,773	$ 0
Cost of IP Relay Patent Acquired						350,000
Number of Patents Acquired						41
Patent Valuation				$ 1,000,000	$ 1,135,512